Schedule of other income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Other Income
Government grants	$ 18	$ 23	$ 34		$ 41
Others	47	60	69		48
Total Other income	$ 65	$ 83	$ 103	$ 89	$ 89